UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   03/31

Date of reporting period:  6/30/17

Item 1. Schedule of Investments.

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, June 30, 2017 (unaudited)
Templeton Dynamic Equity Fund
	Industry	Shares	Value
Common Stocks 85.8%
Canada 2.5%
Barrick Gold Corp	Metals & Mining	12,160	$193,466
Suncor Energy Inc	Oil, Gas & Consumable Fuels	3,300	96,468
			289,934
China 3.7%
China Merchants Port Holdings Co. Ltd	Transportation Infrastructure	38,000	105,370
China Mobile Ltd	Wireless Telecommunication Services	9,000	95,501
NetEase Inc., ADR	Internet Software & Services	780	234,491
			435,362
Denmark 3.7%
DONG Energy AS	Electric Utilities	4,120	186,017
H. Lundbeck AS	Pharmaceuticals	4,340	243,621
			429,638
France 1.5%
Total SA.	Oil, Gas & Consumable Fuels	3,570	176,509
Germany 2.7%
Deutsche Lufthansa AG	Airlines	8,980	204,379
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	22,470	112,239
			316,618
Hong Kong 1.3%
AIA Group Ltd	Insurance	21,000	153,444
Israel 0.9%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	3,120	103,646
Italy 0.8%
Eni SpA	Oil, Gas & Consumable Fuels	6,254	94,010
Japan 4.6%
Kirin Holdings Co. Ltd	Beverages	6,400	130,236
Panasonic Corp	Household Durables	8,700	117,872
SoftBank Group Corp	Wireless Telecommunication Services	2,300	186,008
Suntory Beverage & Food Ltd	Beverages	2,300	106,734
			540,850
Netherlands 3.1%
NN Group NV	Insurance	6,970	247,761
QIAGEN NV	Life Sciences Tools & Services	3,432	115,075
			362,836
Portugal 1.0%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	7,420	112,343
Singapore 2.1%
[a] Flex Ltd	Electronic Equipment, Instruments
	& Components	8,630	140,755
United Overseas Bank Ltd	Banks	6,300	105,793
			246,548
South Korea 2.7%
Hana Financial Group Inc	Banks	3,037	120,029
Shinhan Financial Group Co. Ltd	Banks	4,566	196,609
			316,638

	Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Dynamic Equity Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Switzerland 4.3%
Novartis AG	Pharmaceuticals	1,350	$112,365
Roche Holding AG	Pharmaceuticals	1,090	277,630
UBS Group AG	Capital Markets	6,380	108,069
			498,064
Taiwan 2.6%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	9,900	118,400
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	27,000	185,217
			303,617
Thailand 2.9%
Bangkok Bank PCL, fgn	Banks	20,700	120,221
Krung Thai Bank PCL, fgn	Banks	399,200	221,255
			341,476
United Kingdom 7.6%
Aviva PLC	Insurance	15,400	105,512
BAE Systems PLC	Aerospace & Defense	12,850	106,034
BP PLC	Oil, Gas & Consumable Fuels	43,330	249,914
HSBC Holdings PLC	Banks	12,471	115,609
Prudential PLC	Insurance	4,890	112,166
Royal Dutch Shell PLC, A, ADR	Oil, Gas & Consumable Fuels	3,840	204,250
			893,485
United States 37.8%
[a] Alphabet Inc., A	Internet Software & Services	230	213,826
American International Group Inc	Insurance	2,710	169,429
Apple Inc	Technology Hardware, Storage & Peripherals	2,020	290,920
Autoliv Inc	Auto Components	990	108,702
The Bank of New York Mellon Corp	Capital Markets	4,330	220,917
Capital One Financial Corp	Consumer Finance	1,170	96,665
Comcast Corp., A	Media	8,100	315,252
CVS Health Corp	Food & Staples Retailing	1,700	136,782
Devon Energy Corp	Oil, Gas & Consumable Fuels	2,390	76,408
Eastman Chemical Co	Chemicals	1,390	116,746
[a] eBay Inc	Internet Software & Services	3,130	109,300
Eli Lilly & Co	Pharmaceuticals	3,570	293,811
JPMorgan Chase & Co	Banks	3,210	293,394
LyondellBasell Industries NV, A	Chemicals	3,340	281,863
Medtronic PLC	Health Care Equipment & Supplies	2,500	221,875
Microsoft Corp	Software	4,510	310,874
Oracle Corp	Software	6,760	338,947
Perrigo Co. PLC	Pharmaceuticals	2,510	189,555
The Procter & Gamble Co	Household Products	1,870	162,971
Rockwell Collins Inc	Aerospace & Defense	1,720	180,738
Twenty-First Century Fox Inc., A	Media	6,570	186,194
Voya Financial Inc	Diversified Financial Services	2,680	98,865
			4,414,034
Total Common Stocks (Cost $8,956,423)			10,029,052

|2

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Dynamic Equity Fund (continued)
	Industry	Shares	Value
Management Investment Companies 6.8%
United States 6.8%
iShares Global Consumer Staples ETF	Diversified Financial Services	2,200	$224,928
iShares MSCI ACWI ETF	Diversified Financial Services	8,762	573,823
Total Management Investment Companies
(Cost $743,386)			798,751
Total Investments before Short Term
Investments (Cost $9,699,809)			10,827,803

Short Term Investments (Cost $870,838) 7.4%
Money Market Funds 7.4%
United States 7.4%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.58%		870,838	870,838
Total Investments (Cost $10,570,647) 100.0%			11,698,641
Other Assets, less Liabilities (0.0)%†			(4,416)
Net Assets 100.0%			$11,694,225

See Abbreviations on page 16.

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 6 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day yield at period end.

|3

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, June 30, 2017 (unaudited)
Templeton Emerging Markets Small Cap Fund
		Shares/
	Industry	Rights	Value

Common Stocks and Other Equity Interests 93.2%
Austria 0.8%
DO & CO Restaurants & Catering AG.	Hotels, Restaurants & Leisure	92,774	$6,592,447
Botswana 0.2%
Letshego Holdings Ltd	Consumer Finance	9,617,099	2,011,753
Brazil 2.5%
Arezzo Industria e Comercio SA	Textiles, Apparel & Luxury Goods	236,100	2,330,189
Grendene SA	Textiles, Apparel & Luxury Goods	1,022,612	7,908,138
[a] Ser Educacional SA, Reg S.	Diversified Consumer Services	1,036,500	7,662,141
Wiz Solucoes e Corretagem de seguros SA	Insurance	691,300	3,837,948
			21,738,416
China 10.3%
[b] Baozun Inc., ADR	Internet Software & Services	192,541	4,268,634
Bloomage Biotechnology Corp. Ltd	Chemicals	3,225,000	6,195,767
Chongqing Machinery & Electric Co. Ltd., H	Industrial Conglomerates	25,310,000	3,274,067
COSCO Shipping Ports Ltd	Transportation Infrastructure	7,003,861	8,216,883
[b,c] Digital China Holdings Ltd	IT Services	6,276,000	4,830,938
Green Seal Holding Ltd	Chemicals	866,000	3,604,297
[b,c] Health and Happiness H&H International Holdings Ltd	Food Products	1,851,500	4,685,811
Jiangling Motors Corp. Ltd., B	Automobiles	3,948,718	8,304,307
Luye Pharma Group Ltd	Pharmaceuticals	6,539,500	3,584,779
[b] Sohu.com Inc	Internet Software & Services	77,722	3,502,153
Sunny Optical Technology Group Co. Ltd	Electronic Equipment, Instruments
	& Components	1,002,000	8,983,382
TravelSky Technology Ltd., H.	IT Services	4,567,200	13,454,017
Uni-President China Holdings Ltd	Food Products	11,454,000	9,256,795
[b] Xinchen China Power Holdings Ltd	Auto Components	11,735,200	2,074,167
[c] Xinyi Solar Holdings Ltd	Semiconductors & Semiconductor Equipment	18,680,200	5,335,320
			89,571,317
Czech Republic 1.6%
[b] Fortuna Entertainment Group NV.	Hotels, Restaurants & Leisure	899,465	5,468,710
[d] Moneta Money Bank AS, 144A	Banks	2,567,132	8,601,273
			14,069,983
Egypt 2.6%
[b] Arabian Food Industries Co. DOMTY	Food Products	2,409,850	1,187,636
Eastern Tobacco	Tobacco	232,582	3,593,982
Egyptian International Pharmaceuticals EIPICO	Pharmaceuticals	1,373,432	8,375,510
[b] Global Telecom Holding SAE.	Wireless Telecommunication Services	15,222,239	5,754,544
Integrated Diagnostics Holdings PLC	Health Care Providers & Services	1,049,430	4,090,153
			23,001,825
Georgia 1.0%
[b,d] Georgia Healthcare Group PLC, 144A	Health Care Providers & Services	1,950,607	9,038,765
Hong Kong 3.4%
Amvig Holdings Ltd	Containers & Packaging	6,108,000	1,877,519
Bonjour Holdings Ltd	Specialty Retail	10,798,150	539,372
I.T Ltd	Specialty Retail	12,510,395	6,168,873
Ju Teng International Holdings Ltd	Electronic Equipment, Instruments
	& Components	17,608,000	7,194,072
Luk Fook Holdings (International) Ltd	Specialty Retail	3,888,000	13,295,713
Sa Sa International Holdings Ltd	Specialty Retail	1,526,127	602,026
			29,677,575
Hungary 1.0%
Richter Gedeon Nyrt	Pharmaceuticals	330,880	8,649,746

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
		Shares/
	Industry	Rights	Value
Common Stocks and Other Equity Interests (continued)
India 18.3%
Apollo Tyres Ltd	Auto Components	5,685,518	$21,177,719
Bajaj Holdings & Investment Ltd	Diversified Financial Services	914,070	29,886,920
Balkrishna Industries Ltd	Auto Components	364,601	9,383,595
Biocon Ltd	Biotechnology	1,393,872	7,140,844
[b] Dalmia Bharat Ltd	Construction Materials	182,460	6,973,405
[b] Equitas Holdings Ltd	Consumer Finance	3,113,000	7,226,091
Federal Bank Ltd	Banks	14,162,144	24,732,249
Glenmark Pharmaceuticals Ltd	Pharmaceuticals	526,202	5,152,904
Great Eastern Shipping Co. Ltd	Oil, Gas & Consumable Fuels	717,900	4,513,816
JK Cement Ltd	Construction Materials	761,388	11,062,631
Redington India Ltd	Electronic Equipment, Instruments
	& Components	3,978,049	8,061,367
Tata Chemicals Ltd	Chemicals	1,700,500	15,972,121
[b] Vardhman Textiles Ltd	Textiles, Apparel & Luxury Goods	468,044	8,255,595
			159,539,257
Indonesia 1.4%
[b] Bank Permata Tbk PT	Banks	46,288,397	2,396,473
Mandom Indonesia Tbk PT	Personal Products	2,341,500	3,065,780
[b] Panin Financial Tbk PT.	Insurance	396,600,700	6,963,388
			12,425,641
Japan 0.4%
Hexindo Adiperkasa Tbk PT	Trading Companies & Distributors	13,008,000	3,757,704
Kuwait 0.0%†
[b,e] National Gulf Holding	Diversified Financial Services	1,021,638	377,422
Malaysia 2.0%
7-Eleven Malaysia Holdings Bhd	Food & Staples Retailing	16,197,500	5,169,616
Hartalega Holdings Bhd	Health Care Equipment & Supplies	1,225,800	2,107,491
Oldtown Bhd	Food Products	15,124,025	10,147,278
			17,424,385
Mexico 1.8%
Grupo Herdez SAB de CV	Food Products	4,483,374	9,691,578
Nemak SAB de CV	Auto Components	6,720,300	6,447,015
			16,138,593
Nigeria 0.2%
UAC of Nigeria PLC	Food Products	30,288,005	1,486,254
Pakistan 1.1%
Habib Bank Ltd	Banks	2,963,600	7,626,904
The Hub Power Co. Ltd	Independent Power & Renewable
	Electricity Producers	600,000	672,325
United Bank Ltd	Banks	434,000	976,769
			9,275,998
Peru 0.8%
[a] Intercorp Financial Services Inc., Reg S	Banks	200,780	6,826,520
Philippines 1.3%
DMCI Holdings Inc	Industrial Conglomerates	14,469,300	4,046,313
International Container Terminal Services Inc	Transportation Infrastructure	2,817,780	5,465,612
Pepsi-Cola Products Philippines Inc	Beverages	21,736,200	1,405,381
			10,917,306
Poland 2.9%
Amica SA	Household Durables	112,408	5,513,840
Fabryki Mebli Forte SA	Household Durables	363,000	8,067,755
Prime Car Management SA.	Road & Rail	323,178	3,122,535

|5

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
		Shares/
	Industry	Rights	Value

Common Stocks and Other Equity Interests (continued)
Poland (continued)
Wawel SA	Food Products	15,078	$4,801,846
[b] Work Service SA	Professional Services	1,517,548	3,481,319
			24,987,295
Russia 3.3%
[a] Globaltrans Investment PLC, GDR, Reg S.	Road & Rail	117,550	893,380
[b,d] Lenta Ltd., GDR, 144A	Food & Staples Retailing	208,000	1,208,480
[a,b] Mail.Ru Group Ltd., GDR, Reg S	Internet Software & Services	464,316	12,234,727
[a] TMK PAO, GDR, Reg S	Energy Equipment & Services	1,044,874	5,537,832
[a,b] X5 Retail Group NV, GDR, Reg S.	Food & Staples Retailing	247,043	8,560,040
			28,434,459
South Korea 10.0%
Bukwang Pharmaceutical Co. Ltd	Pharmaceuticals	113,469	2,115,905
Fila Korea Ltd	Textiles, Apparel & Luxury Goods	175,259	13,087,826
GS Home Shopping Inc	Internet & Direct Marketing Retail	5,093	1,029,338
Hankook Tire Worldwide Co. Ltd	Diversified Financial Services	484,000	9,215,585
Hans Biomed Corp	Biotechnology	435,466	6,636,984
Interojo Co. Ltd	Health Care Equipment & Supplies	109,030	3,371,090
Interpark Holdings Corp	Internet & Direct Marketing Retail	170,863	902,868
I-Sens Inc	Health Care Equipment & Supplies	181,746	4,365,346
KT Skylife Co. Ltd	Media	115,147	1,644,339
LF Corp	Textiles, Apparel & Luxury Goods	204,751	5,364,983
Mando Corp	Auto Components	33,891	7,622,241
Medy-tox Inc	Biotechnology	29,386	14,373,071
Sebang Global Battery Co. Ltd	Auto Components	238,646	8,285,379
Vieworks Co. Ltd	Health Care Equipment & Supplies	151,355	7,601,262
Youngone Corp	Textiles, Apparel & Luxury Goods	61,846	1,841,989
			87,458,206
Sri Lanka 1.8%
Hatton National Bank PLC	Banks	532,397	840,142
Hemas Holdings PLC	Industrial Conglomerates	14,964,257	15,017,438
			15,857,580
Switzerland 1.1%
[b] Wizz Air Holdings PLC	Airlines	315,667	9,954,476
Taiwan 9.0%
ADLINK Technology Inc	Technology Hardware, Storage & Peripherals	4,328,797	8,773,241
Eclat Textile Co. Ltd	Textiles, Apparel & Luxury Goods	570,000	6,957,623
Flytech Technology Co. Ltd	Electronic Equipment, Instruments
	& Components	2,181,220	7,119,070
Merida Industry Co. Ltd	Leisure Products	2,188,000	11,734,026
Novatek Microelectronics Corp. Ltd	Semiconductors & Semiconductor Equipment	1,976,000	7,996,578
Pacific Hospital Supply Co. Ltd	Health Care Equipment & Supplies	1,552,000	4,023,742
PChome Online Inc	Internet Software & Services	1,177,020	9,100,471
Primax Electronics Ltd	Technology Hardware, Storage & Peripherals	3,733,500	7,665,013
Shin Zu Shing Co. Ltd	Machinery	1,793,000	5,692,719
St. Shine Optical Co. Ltd	Health Care Equipment & Supplies	189,000	3,954,860
TTY Biopharm Co. Ltd	Pharmaceuticals	1,626,900	5,406,228
			78,423,571
Thailand 2.5%
Delta Electronics Thailand PCL, fgn	Electronic Equipment, Instruments
	& Components	950,900	2,431,915
Dynasty Ceramic PCL, fgn	Building Products	16,746,100	2,004,398
Major Cineplex Group PCL, fgn	Media	5,920,300	5,890,629

|6

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
		Shares/
	Industry	Rights	Value
Common Stocks and Other Equity Interests (continued)
Thailand (continued)
TISCO Financial Group PCL, fgn	Banks	5,172,000	$11,588,207
			21,915,149
Turkey 4.9%
[b,f] Bizim Toptan Satis Magazalari AS	Food & Staples Retailing	284,304	973,367
Coca-Cola Icetek AS	Beverages	225,859	2,591,256
[a,b] Mavi Giyim Sanayi Ve Ticaret AS, B, Reg S.	Textiles, Apparel & Luxury Goods	361,100	4,409,614
[b] Ozak Gayrimenkul Yatirim Ortakligi	Equity Real Estate Investment Trusts (REITs)	7,266,311	4,438,734
Pinar Entegre Et ve Un Sanayi AS	Food Products	781,877	2,161,514
[g] Pinar Sut Mamulleri Sanayii AS	Food Products	3,279,170	13,705,134
[b,g] Reysas Gayrimenkul Yatirim Ortakligi AS	Equity Real Estate Investment Trusts (REITs)	24,575,397	7,052,265
Soda Sanayii AS	Chemicals	3,906,515	7,281,151
			42,613,035
United Arab Emirates 1.3%
Agthia Group PJSC	Food Products	1,299,581	1,977,854
Aramex PJSC	Air Freight & Logistics	6,907,789	9,741,995
			11,719,849
United Kingdom 0.8%
Stock Spirits Group PLC	Beverages	3,181,741	7,045,441
United States 1.4%
[b] IMAX Corp	Media	171,744	3,778,368
[b] Luxoft Holding Inc	IT Services	141,513	8,611,066
			12,389,434
Vietnam 3.5%
DHG Pharmaceutical JSC.	Pharmaceuticals	1,677,648	9,176,310
Hoa Phat Group JSC	Metals & Mining	6,027,681	8,487,823
[b] Hoa Phat Group JSC, rts., 7/17/17	Metals & Mining	6,027,681	636,587
Imexpharm Pharmaceutical JSC	Pharmaceuticals	559,484	1,563,355
Vietnam Container Shipping JSC	Marine	1,326,893	3,690,193
Vietnam Dairy Products JSC	Food Products	340,169	2,359,104
[b] Vingroup JSC	Real Estate Management & Development	2,465,660	4,632,945
			30,546,317
Total Common Stocks and Other Equity
Interests (Cost $679,600,955)			813,865,719

Participatory Notes 1.2%
Saudi Arabia 1.2%
[d] Deutsche Bank AG/London, Saudi Dairy & Foodstuff Co.,
144A, 4/12/18	Food Products	40,309	1,332,831
HSBC Bank PLC, Mouwasat Medical Services Co.,
3/05/18	Health Care Providers & Services	213,070	8,863,358
Total Participatory Notes
(Cost $8,195,853)			10,196,189
Preferred Stocks 0.9%
Brazil 0.4%
[h] Marcopolo SA, 4.613%, pfd	Machinery	3,636,826	3,116,417
Chile 0.5%
[h] Embotelladora Andina SA, 2.826%, pfd., A	Beverages	1,250,500	4,792,146
Total Preferred Stocks (Cost $6,261,008)			7,908,563
Total Investments before Short Term
Investments (Cost $694,057,816)			831,970,471

|7

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
	Shares	Value
Short Term Investments 5.7%
Money Market Funds (Cost $44,411,482)
5.1%
United States 5.1%
[i,j] Institutional Fiduciary Trust Money Market Portfolio, 0.58% .	44,411,482	$44,411,482

Investments from Cash Collateral Received
for Loaned Securities (Cost $5,567,416)
0.6%
Money Market Funds 0.6%
United States 0.6%
[i,j] Institutional Fiduciary Trust Money Market Portfolio, 0.58% .	5,567,416	5,567,416
Total Investments (Cost $744,036,714)
101.0%		881,949,369
Other Assets, less Liabilities (1.0)%		(8,539,572)
Net Assets 100.0%		$873,409,797

See Abbreviations on page 16.

†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2017, the aggregate value of these securities was $46,124,254, representing 5.3% of net assets.
[b]Non-income producing.
[c]A portion or all of the security is on loan at June 30, 2017.
[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
June 30, 2017, the aggregate value of these securities was $20,181,349, representing 2.3% of net assets.
[e]Security has been deemed illiquid because it may not be able to be sold within seven days.
[f]At June 30, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
[g]See Note 5 regarding holdings of 5% voting securities.
[h]Variable rate security. The rate shown represents the yield at period end.
[i]See Note 6 regarding investments in affiliated management investment companies.
[j]The rate shown is the annualized seven-day yield at period end.

|8

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, June 30, 2017 (unaudited)
Templeton Frontier Markets Fund
		Shares/
	Industry	Rights	Value
Common Stocks and Other Equity Interests 87.7%
Argentina 9.9%
Banco Macro SA, ADR	Banks	30,732	$2,833,183
BBVA Banco Frances SA, ADR	Banks	91,001	1,722,649
Grupo Financiero Galicia SA, ADR	Banks	40,331	1,719,714
Telecom Argentina SA, B, ADR	Diversified Telecommunication Services	142,495	3,610,823
YPF Sociedad Anonima, D, ADR	Oil, Gas & Consumable Fuels	123,000	2,693,700
			12,580,069
Bangladesh 3.6%
Beximco Pharmaceuticals Ltd	Pharmaceuticals	165,436	231,871
Brac Bank Ltd	Banks	3,576,512	3,585,598
Islami Bank Bangladesh Ltd	Banks	1,740,800	694,637
			4,512,106
Cambodia 0.4%
NagaCorp Ltd	Hotels, Restaurants & Leisure	1,048,311	550,488
Egypt 5.2%
[a] Commercial International Bank Egypt SAE	Banks	417,200	1,840,101
Egyptian International Pharmaceuticals EIPICO	Pharmaceuticals	316,015	1,927,133
[b] Global Telecom Holding SAE	Wireless Telecommunication Services	7,536,676	2,849,130
			6,616,364
Kenya 6.5%
East African Breweries Ltd	Beverages	1,692,300	3,916,606
KCB Group Ltd	Banks	11,963,568	4,355,108
			8,271,714
Kuwait 9.4%
Agility Public Warehousing Co. KSC.	Air Freight & Logistics	52,838	142,782
Human Soft Holding Co. KSC	Diversified Consumer Services	264,502	3,660,927
[a] Mezzan Holding Co	Food Products	140,260	438,182
Mobile Telecommunications Co. KSC	Wireless Telecommunication Services	1,978,572	2,738,508
National Bank of Kuwait SAKP	Banks	1,850,487	4,116,259
[b,c] National Gulf Holding	Diversified Financial Services	2,103,637	777,143
			11,873,801
Nigeria 3.5%
Guaranty Trust Bank PLC	Banks	15,869,637	1,515,890
Nigerian Breweries PLC	Beverages	3,290,405	1,418,859
UAC of Nigeria PLC	Food Products	10,453,543	512,963
Zenith Bank PLC	Banks	17,274,912	984,888
			4,432,600
Oman 1.9%
Bank Muscat SAOG	Banks	2,481,598	2,421,951
Pakistan 3.5%
Habib Bank Ltd	Banks	334,000	859,558
Indus Motor Co. Ltd	Automobiles	57,414	975,698
United Bank Ltd	Banks	1,158,200	2,606,668
			4,441,924
Peru 2.5%
Alicorp SA	Food Products	257,788	645,253
Compania de Minas Buenaventura SA, ADR.	Metals & Mining	111,550	1,282,825
InRetail Peru Corp	Food & Staples Retailing	71,862	1,257,585

Quarterly Statement of Investments | See Notes to Statements of Investments. | 9

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Frontier Markets Fund (continued)
		Shares/
	Industry	Rights	Value
Common Stocks and Other Equity Interests (continued)
Peru (continued)
[d] Intercorp Financial Services Inc., Reg S	Banks	600	$20,400
			3,206,063
Philippines 2.8%
Ayala Corp	Diversified Financial Services	24,410	411,509
BDO Unibank Inc	Banks	513,800	1,263,597
DMCI Holdings Inc	Industrial Conglomerates	2,799,700	782,931
Metropolitan Bank & Trust Co	Banks	364,170	631,983
Robinsons Retail Holdings Inc	Food & Staples Retailing	260,630	449,714
			3,539,734
Romania 2.4%
[b] Banca Transilvania.	Banks	1,622,024	1,091,390
[e] OMV Petrom SA	Oil, Gas & Consumable Fuels	27,141,297	1,928,243
			3,019,633
Senegal 3.1%
Sonatel.	Diversified Telecommunication Services	96,204	3,974,482
Sri Lanka 5.7%
Commercial Bank of Ceylon PLC.	Banks	1,605,070	1,460,059
Hatton National Bank PLC	Banks	2,114,055	3,181,703
Hemas Holdings PLC	Industrial Conglomerates	2,629,595	2,638,940
			7,280,702
Togo 0.1%
Ecobank Transnational Inc	Banks	3,886,444	148,177
Ukraine 1.2%
[d] MHP SA, GDR, Reg S	Food Products	148,647	1,450,795
United Arab Emirates 3.9%
Aramex PJSC	Air Freight & Logistics	3,467,593	4,890,316
Vietnam 16.2%
Binh Minh Plastics JSC	Building Products	955,767	4,163,737
DHG Pharmaceutical JSC	Pharmaceuticals	1,605,708	8,782,817
Hoa Phat Group JSC	Metals & Mining	726,226	1,022,628
[b] Hoa Phat Group JSC, rts., 7/17/17.	Metals & Mining	726,226	76,697
Imexpharm Pharmaceutical JSC	Pharmaceuticals	535,938	1,497,561
Vietnam Container Shipping JSC.	Marine	383,130	1,065,514
Vietnam Dairy Products JSC	Food Products	573,587	3,977,880
			20,586,834
Zimbabwe 5.9%
Delta Corp. Ltd	Beverages	5,908,770	7,504,138
Total Common Stocks and Other Equity
Interests (Cost $83,338,782)			111,301,891

Participatory Notes 9.0%
Saudi Arabia 9.0%
[f] Deutsche Bank AG/London, Savola Al-Azizia United Co.,
144A, 8/06/20	Food Products	85,993	1,157,993
HSBC Bank PLC,
Mouwasat Medical Services Co., 3/05/18	Health Care Providers & Services	45,537	1,894,263
[b] Samba Financial Group, 5/06/20	Banks	372,767	2,579,445

|10

TEMPLETON GLOBAL INVESTMENT TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Frontier Markets Fund (continued)
	Industry	Shares	Value
Participatory Notes (continued)
Saudi Arabia (continued)
[f] Morgan Stanley BV,
Al Rajhi Bank, 144A, 7/02/18	Banks	28,187	$520,875
Saudi British Bank, 144A, 9/08/17	Banks	130,910	911,097
Saudi Dairy & Foodstuff Co., 144A, 2/05/18	Food Products	96,049	3,175,893
Savola Al-Azizia United Co., 144A, 8/21/17.	Food Products	92,035	1,239,355
Total Participatory Notes
(Cost $9,898,430)			11,478,921
Preferred Stocks (Cost $34,941) 0.0%†
Colombia 0.0%†
[g] Bancolombia SA, 2.76%, ADR, pfd	Banks	800	35,640
Total Investments before Short Term
Investments (Cost $93,272,153)			122,816,452

Short Term Investments (Cost $6,012,557) 4.8%
Money Market Funds 4.8%
United States 4.8%
[h,i] Institutional Fiduciary Trust Money Market Portfolio, 0.58%		6,012,557	6,012,557
Total Investments (Cost $99,284,710) 101.5% .			128,829,009
Other Assets, less Liabilities (1.5)%			(1,858,493)
Net Assets 100.0%			$126,970,516

See Abbreviations on page 16.

†Rounds to less than 0.1% of net assets.
aA portion or all of the security purchased on a delayed delivery basis.
bNon-income producing.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2017, the value of this security was $777,143, representing 0.6% of net assets.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2017, the aggregate value of these securities was $1,471,195, representing 1.2% of net assets.
eAt June 30, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
June 30, 2017, the aggregate value of these securities was $7,005,213, representing 5.5% of net assets.
gVariable rate security. The rate shown represents the yield at period end.
hSee Note 6 regarding investments in affiliated management investment companies.
iThe rate shown is the annualized seven-day yield at period end.

|11

TEMPLETON GLOBAL INVESTMENT TRUST

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds), three of which are included in this report and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded

|12

TEMPLETON GLOBAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INCOME TAXES

At June 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Templeton
	Templeton Dynamic	Emerging Markets	Templeton Frontier
	Equity Fund	Small Cap Fund	Markets Fund

Cost of investments	$10,585,295	$749,284,647	$102,797,366

Unrealized appreciation	$1,302,274	$199,056,817	$35,415,753
Unrealized depreciation	(188,928)	(66,392,095)	(9,384,110)
Net unrealized appreciation (depreciation)	$1,113,346	$132,664,722	$26,031,643

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended June 30, 2017, Templeton Emerging Markets Small Cap Fund held investments in “affiliated companies” as follows:

	Number of			Number of
	Shares Held			Shares	Value at		Realized
	at Beginning	Gross	Gross	Held at End	End of	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	(Loss)
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Pinar Sut Mamulleri Sanayii AS	3,279,170	—	—	3,279,170	$13,705,134	$714,379	$—
Reysas Gayrimenkul Yatirim Ortakligi
AS	24,575,397	—	—	24,575,397	7,052,265	—	—
Total Affiliated Securities (Value is 2.4% of Net Assets)					$20,757,399	$714,379	$—

|13

TEMPLETON GLOBAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2017, investments in affiliated management investment companies were as follows:

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Templeton Dynamic Equity Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio,0.58%.	177,439	1,008,627	(315,228)	870,838	$870,838	$693	$—	0.0%[a]
Templeton Emerging Markets Small
Cap Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio,0.58%.	50,565,897	53,050,970	(53,637,969)	49,978,898	$49,978,898	$40,620	$—	0.3%
Templeton Frontier Markets Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio,0.58%.	3,905,877	19,816,088	(17,709,408)	6,012,557	$6,012,557	$6,319	$—	0.0%[a]

[a]Rounds to less than 0.1%

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

|14

TEMPLETON GLOBAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A summary of inputs used as of June 30, 2017, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Templeton Dynamic Equity Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$10,029,052	$—	$—	$10,029,052
Management Investment Companies	798,751	—	—	798,751
Short Term Investments	870,838	—	—	870,838
Total Investments in Securities	$11,698,641	$—	$—	$11,698,641

Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Kuwait	$—	$—	$377,422	$377,422
All Other Equity Investments[b]	821,396,860	—	—	821,396,860
Participatory Notes	—	10,196,189	—	10,196,189
Short Term Investments	49,978,898	—	—	49,978,898
Total Investments in Securities	$871,375,758	$10,196,189	$377,422	$881,949,369

Templeton Frontier Markets Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Kuwait	$11,096,658	$—	$777,143	$11,873,801
All Other Equity Investments[b]	99,463,730	—	—	99,463,730
Participatory Notes	—	11,478,921	—	11,478,921
Short Term Investments	6,012,557	—	—	6,012,557
Total Investments in Securities	$116,572,945	$11,478,921	$777,143	$128,829,009

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

[a]Includes common and preferred stocks as well as other equity investments.
[b]For detailed categories, see the accompanying Statements of Investments.

8. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Funds’ financial statements and related disclosures.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

|15

TEMPLETON GLOBAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ABBREVIATIONS

Selected Portfolio
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|16

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By    /s/ MATTHEW T. HINKLE

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ MATTHEW T. HINKLE

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date: August 25, 2017

By    /s/ ROBERT G. KUBILIS

      Robert G. Kubilis

      Chief Financial Officer and

   Chief Accounting Officer

Date: August 25, 2017